Geographic Information	12 Months Ended
Dec. 31, 2024
Geographic Information [Abstract]
GEOGRAPHIC INFORMATION	NOTE 16 – GEOGRAPHIC INFORMATION As of December 31, 2024 and 2023, all of the Company’s property and equipment is located in Israel.